Intangible assets (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		R$ 660,950	R$ 658,170	R$ 735,260
Purchase and capitalization		32,320	30,919	16,266
Transfer from held for sale			8
Amortization		(23,118)	(28,147)	(42,326)
Impairment losses		0	0	(51,022)
Intangible assets, end of period		R$ 670,152	660,950	658,170
Estimated useful life		21 years
Remaining amortization period		14 years
Amortization term before the assets not been classified as held for sale for intangible assets	8 months
Amortization before the assets not been classified as held for sale for intangible assets	R$ 2
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		R$ 921,577	890,380	874,392
Intangible assets, end of period		953,897	921,577	890,380
Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		(260,627)	(232,210)	(139,132)
Intangible assets, end of period		(283,745)	(260,627)	(232,210)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		24,559	20,044	21,207
Purchase and capitalization		3,640	9,790	3,449
Transfers		985	5,848	3,071
Transfer to held for sale				(8)
Transfer from held for sale			8
Amortization		(8,440)	(11,131)	(7,675)
Intangible assets, end of period		20,744	24,559	20,044
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		62,039	46,123	39,881
Intangible assets, end of period		66,664	62,039	46,123
Software | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		(37,480)	(26,079)	(18,674)
Intangible assets, end of period		(45,920)	(37,480)	(26,079)
Internal project development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		27,802	19,667	12,015
Purchase and capitalization		28,680	21,129	12,817
Transfers		(985)	(5,848)	(3,071)
Amortization		(10,610)	(7,146)	(2,094)
Intangible assets, end of period		44,887	27,802	19,667
Internal project development | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		37,521	22,240	12,494
Intangible assets, end of period		65,216	37,521	22,240
Internal project development | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		(9,719)	(2,573)	(479)
Intangible assets, end of period		(20,329)	(9,719)	(2,573)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		57,543	61,102	73,673
Amortization		(3,558)	(3,559)	(4,056)
Impairment losses				(8,515)
Intangible assets, end of period		53,985	57,543	61,102
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		85,163	85,163	85,163
Intangible assets, end of period		85,163	85,163	85,163
Trademarks | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		(27,620)	(24,061)	(11,490)
Intangible assets, end of period		(31,178)	(27,620)	(24,061)
Operating licenses for distance learning
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		245,721	245,721	245,721
Intangible assets, end of period		245,721	245,721	245,721
Operating licenses for distance learning | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		245,721	245,721	245,721
Intangible assets, end of period		245,721	245,721	245,721
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		292	2,043	4,977
Amortization		(292)	(1,751)	(2,165)
Impairment losses				(769)
Intangible assets, end of period			292	2,043
Non-compete agreements | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		10,826	10,826	10,826
Intangible assets, end of period		10,826	10,826	10,826
Non-compete agreements | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		(10,534)	(8,783)	(5,849)
Intangible assets, end of period		(10,826)	(10,534)	(8,783)
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period			3,251	35,754
Amortization			(3,251)	(24,868)
Impairment losses				(7,635)
Intangible assets, end of period				3,251
Customer relationship | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		100,695	100,695	100,695
Intangible assets, end of period		100,695	100,695	100,695
Customer relationship | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		(100,695)	(97,444)	(64,941)
Intangible assets, end of period		(100,695)	(100,695)	(97,444)
Teaching/learning material-TLM
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		218	1,527	3,182
Amortization		(218)	(1,309)	(1,468)
Impairment losses				(187)
Intangible assets, end of period			218	1,527
Teaching/learning material-TLM | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		7,344	7,344	7,344
Intangible assets, end of period		7,344	7,344	7,344
Teaching/learning material-TLM | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		(7,126)	(5,817)	(4,162)
Intangible assets, end of period		(7,344)	(7,126)	(5,817)
Goodwill member
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		304,815	304,815	338,731
Impairment losses				(33,916)
Intangible assets, end of period		304,815	304,815	304,815
Goodwill member | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		372,268	372,268	372,268
Intangible assets, end of period		372,268	372,268	372,268
Goodwill member | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning of period		(67,453)	(67,453)	(33,537)
Intangible assets, end of period		R$ (67,453)	R$ (67,453)	R$ (67,453)